Bank Premises, Furniture, Fixtures and Equipment (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 37,548,934	$ 37,210,319
Less accumulated depreciation	18,925,780	17,785,027
Total	18,623,154	19,425,292
Land and buildings
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	23,291,103	23,235,058
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 14,257,831	$ 13,975,261